UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09727

                      Advantage Advisers Sawgrass Fund, LLC
    ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
    ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                             Schulte, Roth and Zabel
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
    ----------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                           -------------------

                  Date of reporting period: September 30, 2004
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.



ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       SEPTEMBER 30, 2004
      SHARES                                                                                               MARKET VALUE
                  COMMON STOCK - 91.01%
                    ALTERNATIVE WASTE TECHNOLOGY - 0.11%
   41,700              DDS Technologies USA, Inc.*                                                      $          35,445
                                                                                                        -----------------
                    APPLICATIONS SOFTWARE - 3.52%
   20,600              PalmSource, Inc.*                                                      (a)                 427,244
   36,650              Wipro Ltd. - Sponsored ADR                                                                 692,318
                                                                                                        -----------------
                                                                                                                1,119,562
                                                                                                        -----------------
                    ATHLETIC EQUIPMENT - 2.13%
   30,000              Nautilus Group, Inc.                                                                       677,700
                                                                                                        -----------------
                    BUILDING-RESIDENTIAL / COMMERCIAL - 4.03%
   19,250              DR Horton, Inc.                                                                            637,367
   10,500              Pulte Homes, Inc.                                                                          644,385
                                                                                                        -----------------
                                                                                                                1,281,752
                                                                                                        -----------------
                    COMPUTER SERVICES - 6.40%
  480,000              ChinaCast Communication Holdings Ltd.*                                                      85,531
   22,000              Cognizant Technology Solutions Corp., Class A*                                             671,220
  221,250              Rainmaker Systems, Inc.                                                (a)                 354,000
  104,650              Tyler Technologies, Inc.*                                                                  925,106
                                                                                                        -----------------
                                                                                                                2,035,857
                                                                                                        -----------------
                    COMPUTERS - 5.29%
   28,600              PalmOne, Inc.*                                                                             870,584
   10,650              Research In Motion Ltd.*                                                                   813,021
                                                                                                        -----------------
                                                                                                                1,683,605
                                                                                                        -----------------
                    CONSULTING SERVICES - 3.21%
   16,700              Corporate Executive Board Co.                                                            1,022,708
                                                                                                        -----------------
                    CRUISE LINES - 2.60%
   18,950              Royal Caribbean Cruises Ltd.                                                               826,220
                                                                                                        -----------------
                    DENTAL SUPPLIES & EQUIPMENT - 1.93%
   11,800              Dentsply International, Inc.                                                               612,892
                                                                                                        -----------------
                    E-COMMERCE / SERVICES - 1.98%
    6,850              eBay, Inc.*                                                                                629,789
                                                                                                        -----------------
                    EDUCATIONAL SOFTWARE - 2.78%
  160,299              Scientific Learning Corp.*                                             (a)                 884,850
                                                                                                        -----------------




ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       SEPTEMBER 30, 2004
      SHARES                                                                                               MARKET VALUE
                    COMMON STOCK (CONTINUED)
                    ENTERPRISE SOFTWARE / SERVICES - 0.26%
   18,350              Retek, Inc.*                                                                     $          83,676
                                                                                                        -----------------
                    FILTRATION / SEPARATION PRODUCTS - 1.64%
    9,050              CUNO, Inc.*                                                            (a)                 522,637
                                                                                                        -----------------
                    FOOD - MISCELLANEOUS / DIVERSIFIED - 2.28%
   93,300              SunOpta, Inc.*                                                                             724,008
                                                                                                        -----------------
                    FOOD - RETAIL - 2.22%
    8,250              Whole Foods Market, Inc.                                                                   707,767
                                                                                                        -----------------
                    HUMAN RESOURCES - 1.05%
   18,250              Korn/Ferry International*                                                                  332,697
                                                                                                        -----------------
                    IDENTIFICATION SYSTEMS / DEVICES - 0.41%
   22,950              Viisage Technology, Inc.*                                                                  131,963
                                                                                                         -----------------
                    INTERNET CONTENT - ENTERTAINMENT - 0.64%
   13,200              NetFlix, Inc.*                                                                             203,544
                                                                                                        -----------------
                    INTERNET INFRASTRUCTURE SOFTWARE - 0.89%
   29,050              SupportSoft, Inc.*                                                                         282,947
                                                                                                        -----------------
                    LIGHTING PRODUCTS & SYSTEMS - 0.09%
    6,850              Xenonics Holdings Inc.*                                                                     29,113
                                                                                                        -----------------
                    MACHINERY - PRINT TRADE - 2.23%
   11,625              Zebra Technologies Corp.- Class A*                                                         709,241
                                                                                                        -----------------
                    MEDICAL - BIOMEDICAL / GENETICS - 2.17%
   13,150              Genentech, Inc.*                                                                           689,323
                                                                                                        -----------------



ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       SEPTEMBER 30, 2004
      SHARES                                                                                               MARKET VALUE
                    COMMON STOCK (CONTINUED)
                    MEDICAL LASER SYSTEMS - 1.90%
   23,500              LCA-Vision, Inc.                                                                 $         606,065
                                                                                                        -----------------
                    MEDICAL PRODUCTS - 2.29%
   10,650              Cooper Companies, Inc.                                                                     730,058
                                                                                                        -----------------
                    OIL  - FIELD MACHINERY & EQUIPMENT - 4.53%
   20,400              Lone Star Technologies, Inc.*                                                              771,120
   21,800              Maverick Tube Corp.*                                                                       671,658
                                                                                                        -----------------
                                                                                                                1,442,778
                                                                                                        -----------------
                    OIL COMPANIES - EXPLORATION & PRODUCTION - 0.45%
    7,250              Cheniere Energy, Inc.*                                                                     143,260
                                                                                                        -----------------
                    REGISTERED INVESTMENT COMPANY - 4.11%
   11,700              Internet HOLDRs Trust*                                                                     698,022
   31,900              Technology Select Sector SPDR Fund                                                         609,928
                                                                                                        -----------------
                                                                                                                1,307,950
                                                                                                        -----------------
                    RETAIL - DISCOUNT - 1.96%
   15,000              Costco Wholesale Corp.                                                                     622,650
                                                                                                        -----------------
                    RETAIL - MAIL ORDER - 3.02%
  104,250              Collegiate Pacific, Inc.                                               (a)                 960,143
                                                                                                        -----------------
                    RETAIL - PET FOOD & SUPPLIES - 3.00%
   33,600              Petsmart, Inc.                                                         (a)                 953,904
                                                                                                        -----------------
                    TELECOMMUNICATION EQUIPMENT FIBER OPTICS - 2.17%
   59,850              Essex Corp.*                                                                               690,071
                                                                                                        -----------------
                    THERAPEUTICS - 0.22%
   12,050              Star Scientific, Inc.*                                                                      71,336
                                                                                                        -----------------
                    TRANSPORTATION - MARINE - 11.85%
   33,850              General Maritime Corporation*                                                            1,178,996
   20,900              Overseas Shipholding Group, Inc.                                                         1,037,476
   17,600              Ship Finance International Ltd.                                                            353,760
   34,200              Tsakos Energy Navigation Ltd.                                                            1,202,130
                                                                                                        -----------------
                                                                                                                3,772,362
                                                                                                        -----------------




ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       SEPTEMBER 30, 2004
      SHARES                                                                                               MARKET VALUE
                    COMMON STOCK (CONTINUED)
                    VETERINARY DIAGNOSTICS - 1.39%
   21,500              VCA Antech, Inc.*                                                                $         443,545
                                                                                                        -----------------
                    WEB HOSTING / DESIGN - 4.33%
  257,373           NIC, Inc.*                                                                (a)               1,379,519
                                                                                                        -----------------
                    WIRELESS EQUIPMENT - 1.93%
   15,700              Qualcomm, Inc.                                                                             612,928
                                                                                                        -----------------
                  TOTAL COMMON STOCK (COST $28,251,788)                                                 $      28,878,335
                                                                                                        -----------------
                  PRIVATE PLACEMENT - 3.45%
                    COMPUTER SERVICES - 1.15%
  230,000              Rainmaker Systems, Inc.*                                                                   368,000
                                                                                                        -----------------
                    MULTIMEDIA - 2.30%
1,260,274              Xinhua Financial News Network, Ltd.*                                                       730,959
                                                                                                        -----------------
                  TOTAL PRIVATE PLACEMENT (COST $1,345,500)                                             $       1,098,959
                                                                                                        -----------------





    CONTRACTS
                  PURCHASED OPTIONS - 1.99%
                    CALL OPTIONS - 1.99%
                    ATHLETIC EQUIPMENT - 0.09%
       58              Nautilus Group, Inc., 10/16/04, $17.50                                                      29,580
                                                                                                        -----------------
                    COMPUTERS - 0.13%
      122              PalmOne, Inc., 11/20/04, $30.00                                                             41,480
                                                                                                        -----------------
                    MEDICAL - BIOMEDICAL / GENETICS - 0.31%
      131              Genentech, Inc., 10/16/04, $45.00                                                           98,250
                                                                                                        -----------------
                    NETWORKING PRODUCTS - 0.01%
      368              Cisco Systems, Inc., 01/22/05, $25.00                                                        1,840
                                                                                                        -----------------
                    RETAIL - DISCOUNT - 1.35%
    1,460              Costco Wholesale Corporation, 1/22/05, $40.00                                              430,700
                                                                                                        -----------------



ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONCLUDED)
-------------------------------------------------------------------------------------------------------------------------
    CONTRACTS
                    PURHCASE OPTIONS (CONTINUED)
                    WIRELESS EQUIPMENT - 0.10%
      166              Qualcomm Inc., 10/16/04, $37.50                                                  $          29,880
                                                                                                        -----------------
                    TOTAL CALL OPTIONS (COST $754,745)                                                            631,730
                                                                                                        -----------------
                  TOTAL PURCHASED OPTIONS (COST $754,745)                                               $         631,730
                                                                                                        -----------------
                  TOTAL INVESTMENTS (COST $30,489,677) - 96.45%                                         $      30,694,554
                                                                                                        -----------------
                  OTHER ASSETS, LESS LIABILITIES - 3.55%                                                        1,129,693
                                                                                                        -----------------
                  NET ASSETS - 100.00%                                                                  $      31,821,247
                                                                                                        =================


(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*       Non-income producing security.
ADR     American Depository Receipt


ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------
                                                                                                    SEPTEMBER 30, 2004
      SHARES                                                                                            MARKET VALUE
                  SECURITIES SOLD, NOT YET PURCHASED - (34.30%)
                    AUTOMOBILE / TRUCK PARTS & EQUIPMENT - (1.09%)
   11,600              Superior Industries International, Inc.                                       $        (347,420)
                                                                                                     -----------------
                    CONSULTING SERVICES - (3.55%)
   61,750              BearingPoint, Inc.                                                                     (552,045)
   20,100              MAXIMUS, Inc.                                                                          (579,081)
                                                                                                     -----------------
                                                                                                            (1,131,126)
                                                                                                     -----------------
                    ELECTRONIC COMPONENTS - MISCELLANEOUS - (2.12%)
   19,250              Gentex Corp.                                                                           (676,252)
                                                                                                     -----------------
                    FINANCE - INVESTMENT BANKER / BROKER - (0.97%)
   20,200              Investment Technology Group, Inc.                                                      (309,060)
                                                                                                     -----------------
                    FOOD - MISCELLANEOUS / DIVERSIFIED - (1.04%)
   18,700              Hain Celestial Group, Inc.                                                             (330,616)
                                                                                                     -----------------
                    FOOD - RETAIL - (5.61%)
   26,700              Albertson's, Inc.                                                                      (638,931)
   39,000              Kroger Co.                                                                             (605,280)
   27,950              Safeway, Inc.                                                                          (539,715)
                                                                                                     -----------------
                                                                                                            (1,783,926)
                                                                                                     -----------------
                    MEDICAL - BIOMEDICAL / GENETICS - (1.06%)
   14,250              MedImmune, Inc.                                                                        (337,725)
                                                                                                     -----------------
                    PUBLISHING - NEWSPAPERS - (1.95%)
   15,850              New York Times Co., Class A                                                            (619,735)
                                                                                                     -----------------
                    RADIO - (1.96%)
   34,550              Emmis Communications Corp., Class A                                                    (623,973)
                                                                                                     -----------------
                    RETAIL - APPAREL / SHOES - (0.95%)
    8,800              Chico's FAS, Inc.                                                                      (300,960)
                                                                                                     -----------------
                    RETAIL - AUTOMOBILE - (1.33%)
   19,600              Carmax, Inc.                                                                           (422,380)
                                                                                                     -----------------
                    RETAIL - RESTAURANTS - (5.60%)
   17,804              California Pizza Kitchen, Inc.                                                         (389,017)
    7,600              Cheesecake Factory, Inc.                                                               (329,840)
   25,450              CKE Restaurants, Inc.                                                                  (281,222)
   10,450              Outback Steakhouse, Inc.                                                               (433,989)
    7,200              PF Chang's China Bistro, Inc.                                                          (349,128)
                                                                                                     -----------------
                                                                                                            (1,783,196)
                                                                                                     -----------------


ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED) (CONCLUDED)
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       SEPTEMBER 30, 2004
      SHARES                                                                                               MARKET VALUE
                    SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                    SCHOOLS - (6.53%)
    8,300              Apollo Group, Inc., Class A                                                      $        (608,971)
   42,600              Career Education Corp.                                                                  (1,211,118)
    7,200              ITT Educational Services, Inc.                                                            (259,560)
                                                                                                        -----------------
                                                                                                               (2,079,649)
                                                                                                        -----------------
                    TELEVISION - (0.54%)
    5,400              Univision Communications, Inc., Class A                                                   (170,694)
                                                                                                        -----------------
                  TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $11,144,097)                       $     (10,916,712)
                                                                                                        =================



ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.
SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       SEPTEMBER 30, 2004
   CONTRACTS                                                                                               MARKET VALUE
                  WRITTEN OPTIONS - (1.32%)
                    CALL OPTIONS - (1.03%)
                    OIL  - FIELD MACHINERY & EQUIPMENT - (0.43%)
      204              Lone Star Technologies, Inc., 11/20/04, $35.00                                   $         (85,680)
      218              Maverick Tube Corp., 11/20/04, $30.00                                                      (50,140)
                                                                                                        -----------------
                                                                                                                 (135,820)
                                                                                                        -----------------
                    TRANSPORTATION - MARINE - (0.61%)
      315              General Maritime Corp., 11/20/04, $35.00                                                   (61,425)
      209              Overseas Shipholding Group, Inc., 11/20/04, $50.00                                         (51,205)
      342              Tsakos Energy Navigation Ltd., 12/18/04, $35.00                                            (80,370)
                                                                                                        -----------------
                                                                                                                 (193,000)
                                                                                                        -----------------
                    TOTAL CALL OPTIONS (PREMIUMS $294,502)                                                       (328,820)
                                                                                                        -----------------
                    PUT OPTIONS - (0.29%)
                    NETWORKING PRODUCTS - (0.29%)
      368              Cisco Sytems, Inc., 01/22/05, $20.00                                                       (92,000)
                                                                                                        -----------------
                    TOTAL PUT OPTIONS (PREMIUMS $53,129)                                                          (92,000)
                                                                                                        -----------------
                  TOTAL WRITTEN OPTIONS (PREMIUMS $347,631)                                             $        (420,820)
                                                                                                        =================


ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantage Advisers Sawgrass Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Bryan McKigney
                         -------------------------------------------------------
                          Bryan McKigney, Principal Executive Officer
                          (principal executive officer)

Date              November 17, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date              November 17, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Lenard Brafman
                         -------------------------------------------------------
                           Lenard Brafman, Chief Financial Officer
                           (principal financial officer)

Date              November 17, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.